OTHER INCOME (Tables)	12 Months Ended
Sep. 30, 2023
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME
	For the year ended September 30,
	2021	2022	2023
Foreign exchange gains	30,173	72,974	118,508
Miscellaneous income	48,449	49,315	1,859
Total	$78,622	$122,289	$120,367